Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Schedule Of Allocation Of Plan Assets Table Text Block
	Minimum allotment	Maximum allotment
Equity	0%	70%
Debt securities	0%	100%
Popular related securities	0%	5%
Cash and cash equivalents	0%	100%

	2016					2015
(In thousands)	Level 1	Level 2	Level 3	Measured at NAV	Total	Level 1	Level 2	Level 3	Measured at NAV	Total
Obligations of the U.S. Government and its agencies	$-	$108,572	$-	$6,731	$115,303	$-	$165,960	$-	$-	$165,960
Corporate bonds and debentures	-	171,632	-	6,856	178,488	-	79,175	-	-	79,175
Equity securities - Common Stocks	134,015	-	-	-	134,015	218,894	-	-	-	218,894
Equity securities - ETF's	62,524	75,801	-	-	138,325	32,540	26,835	-	-	59,375
Foreing commingled trust funds	-	-	-	70,589	70,589	-	-	-	79,046	79,046
Mutual fund	-	13,910	-	-	13,910	-	10,016	-	-	10,016
Mortgage-backed securities	-	4,786	-	-	4,786	-	16,315	-	-	16,315
Private equity investments	-	-	336	-	336	-	-	400	-	400
Cash and cash equivalents	38,158	-	-	-	38,158	13,540	-	-	-	13,540
Accrued investment income	-	-	3,219	-	3,219	-	-	1,693	-	1,693
Total assets	$234,697	$374,701	$3,555	$84,176	$697,129	$264,974	$298,301	$2,093	$79,046	$644,414

Schedule Of Effect Of Significant Unobservable Inputs Changes In Plan Assets Table Text Block
(In thousands)	2016	2015
Balance at beginning of year	$2,093	$2,103
Actual return on plan assets:
Change in unrealized (loss) gain relating to instruments still held at the reporting date	-	-
Purchases, sales, issuance, settlements, paydowns and maturities (net)	1,462	(10)
Balance at end of year	$3,555	$2,093

Schedule Of Information Popular Inc Shares Of Common Stock Held By The Plans [Table Text Block]
	2016	2015
Shares of Popular, Inc. common stock	145,637	275,996
Fair value of shares of Popular, Inc. common stock	$6,381,805	$7,821,713
Dividends paid on shares of Popular, Inc. common stock held by the plan	$21,846	$41,399

Schedule Of Aggregate Status Of The Plans And The Amounts Recognized In The Consolidated Financial Statements [Table Text Block]
	Pension plan		Benefit restoration plans
(In thousands)	2016	2015	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of year	$736,140	$777,815	$40,773	$42,664
Interest cost	25,166	29,613	1,392	1,630
Actuarial (gain) loss	12,219	(34,538)	2,533	(1,738)
Benefits paid	(37,443)	(36,750)	(2,122)	(1,783)
Benefit obligation at end of year	$736,082	$736,140	$42,576	$40,773
Change in fair value of plan assets:
Fair value of plan assets at beginning of year	$612,283	$662,765	$32,131	$34,475
Actual return on plan assets	30,395	(13,732)	1,480	(734)
Employer contributions	60,000	-	405	173
Benefits paid	(37,443)	(36,750)	(2,122)	(1,783)
Fair value of plan assets at end of year	$665,235	$612,283	$31,894	$32,131
Amounts recognized in accumulated other comprehensive loss:
Net loss	$295,589	$294,792	$15,577	$13,699
Accumulated other comprehensive loss (AOCL)	$295,589	$294,792	$15,577	$13,699
Reconciliation of net (liabilities) assets:
Net (liabilities) assets at beginning of year	$(123,857)	$(115,050)	$(8,642)	$(8,189)
Amount recognized in AOCL at beginning of year, pre-tax	294,792	289,233	13,699	13,588
Amount prepaid at beginning of year	170,935	174,183	5,057	5,399
Net periodic benefit income (cost)	(6,193)	(3,248)	(567)	(515)
Contributions	60,000	-	405	173
Amount prepaid at end of year	224,742	170,935	4,895	5,057
Amount recognized in AOCL	(295,589)	(294,792)	(15,577)	(13,699)
Net (liabilities) assets at end of year	$(70,847)	$(123,857)	$(10,682)	$(8,642)

Schedule Of Breakdown Of Pension And Restoration Plans Assets And Liabilities [Table Text Block]
	Pension plan		Benefit restoration plans
(In thousands)	2016	2015	2016	2015
Current liabilities	$-	$-	$234	$173
Non-current liabilities	70,847	123,857	10,448	8,469

Schedule Of Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets Table Text Block
	Pension plan		Benefit restoration plans
(In thousands)	2016	2015	2016	2015
Projected benefit obligation	$736,082	$736,140	$42,576	$40,773
Accumulated benefit obligation	736,082	736,140	42,576	40,773
Fair value of plan assets	665,235	612,283	31,894	32,131

Schedule Of Actuarial Assumptions Used To Determine The Benefit Obligation [Table Text Block]
	Pension plan		Tax qualified restoration plans		Benefit restoration plans
	2016	2015	2016	2015	2016	2015
Discount rate	4.02%	4.27%	3.98%	4.23%	3.99%	4.20%

Schedule of Assumptions Used [Table Text Block]
	Pension plan			Benefit restoration plans
	2016	2015	2014	2016	2015	2014
Discount rate for benefit obligation	4.27%	3.90%	4.70%	4.23;4.20%	3.90%	4.70%
Discount rate for interest cost	3.52	3.90	4.70%	3.51;3.39	3.90	4.70%
Expected return on plan assets	6.88%	7.00%	7.25%	6.88%	7.00%	7.25%

Schedule Of Employer Contribution To Benefit Plan [Table Text Block]
(In thousands)	2017
Pension plan	$-
Benefit restoration plans	$236

Schedule Of Changes In Accumulated Postemployment Benefit Obligations Table Text Block
(In thousands)	2016	2015
Change in benefit obligation:
Benefit obligation at beginning of the year	$165,999	$161,818
Service cost	1,156	1,470
Interest cost	6,021	6,356
Benefits paid	(6,509)	(5,360)
Actuarial (gain) loss	(4,302)	$1,715
Benefit obligation end of year	$162,365	165,999
Amounts recognized in accumulated other comprehensive loss:
Net prior service cost	$(7,270)	$(11,070)
Net loss	21,135	26,536
Accumulated other comprehensive loss	$13,865	$15,466
Reconciliation of net liability:
Net liability at beginning of year	$(165,999)	$(161,818)
Amount recognized in accumulated other comprehensive loss at beginning of year, pre-tax	15,466	10,947
Amount accrued at beginning of year	(150,533)	(150,871)
Net periodic benefit cost	(4,476)	(5,022)
Contributions	6,509	5,360
Amount accrued at end of year	(148,500)	(150,533)
Amount recognized in accumulated other comprehensive loss	(13,865)	(15,466)
Net liability at end of year	$(162,365)	$(165,999)

Schedule Of Breakdown Postretirement Health Care Benefit Plan Liabilities [Table Text Block]

(In thousands)	2016	2015
Current liabilities	$6,328	$6,417
Non-current liabilities	156,037	159,582

Schedule Of Discount Rate Assumed Health Care Cost Trend Rates Used To Determined The Benefit Obligation And Net Periodic Benefit Cost [Table Text Block]
Weighted average assumptions used to determine benefit obligation at year ended December 31:	2016	2015
Discount rate for benefit obligation	4.10%	4.37%
Initial health care cost trend rate	6.00%	6.50%
Ultimate health care cost trend rate	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019

Weighted average assumptions used to determine net periodic benefit cost for the year ended December 31:	2016	2015	2014
Discount rate for benefit obligation	4.37%	4.00%	4.80%
Discount rate for service cost	4.63%	4.00%	4.80%
Discount rate for interest cost	3.70%	4.00%	4.80%
Initial health care cost trend rate	6.50%	7.00%	7.50%
Ultimate health care cost trend rate	5.00%	5.00%	5.00%
Year that the ultimate trend rate is reached	2019	2019	2019

Schedule Of Effect Of One Percentage Point Change In Assumed Health Care Cost Trend Rates [Table Text Block]
	December 31, 2016
	1-percentage point	1-percentage point
(In thousands)	increase	decrease
Effect on total service cost and interest cost components for the year ended	$213	$(243)
Effect on accumulated postretirement benefit obligation at year end	$4,928	$(6,153)

Pension Plans, Defined Benefit [Member]
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	Pension plan		Benefit restoration plans
	2016	2015	2016	2015
Accumulated other comprehensive loss at beginning of year	$294,792	$289,233	$13,699	$13,588
Increase (decrease) in AOCL:
Recognized during the year:
Amortization of actuarial losses	(19,521)	(17,860)	(1,328)	(1,244)
Occurring during the year:
Net actuarial (gains) losses	20,318	23,419	3,206	1,355
Total (decrease) increase in AOCL	797	5,559	1,878	111
Accumulated other comprehensive loss at end of year	$295,589	$294,792	$15,577	$13,699

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	Pension plan	Benefit restoration plans
Net actuarial loss	$20,215	$1,645

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)	Pension plan	Benefit restoration plans
2017	$38,855	$2,158
2018	39,420	2,247
2019	39,993	2,317
2020	40,529	2,378
2021	40,993	2,433
2022 - 2026	209,166	12,827

Schedule of Net Funded Status
	Pension Plan		Benefit Restoration Plan
(In thousands)	2016	2015	2016	2015
Benefit obligation at end of year	$(736,082)	$(736,140)	$(42,576)	$(40,773)
Fair value of plan assets at end of year	665,235	612,283	31,894	32,131
Funded status at year end	$(70,847)	$(123,857)	$(10,682)	$(8,642)

Schedule Of Net Benefit Costs Table Text Block
	Pension plan			Benefit restoration plans
(In thousands)	2016	2015	2014	2016	2015	2014
Interest cost	$25,166	$29,613	$29,844	$1,392	$1,630	$1,659
Expected return on plan assets	(38,493)	(44,225)	(46,521)	(2,153)	(2,359)	(2,422)
Recognized net actuarial loss	19,521	17,860	8,074	1,328	1,244	431
Net periodic benefit (credit) cost	$6,194	$3,248	$(8,603)	$567	$515	$(332)

Other Postretirement Benefit Plans Defined Benefit [Member]
Schedule Of Defined Benefit Plan Amounts Recognized In Other Comprehensive Income Loss Table Text Block
(In thousands)	2016	2015
Accumulated other comprehensive (income) loss at beginning of year	$15,466	$10,947
Increase (decrease) in accumulated other comprehensive loss :
Recognized during the year:
Prior service credit	3,800	3,800
Amortization of actuarial losses	(1,099)	(996)
Occurring during the year:
Net actuarial (gains) losses	(4,302)	1,715
Total increase (decrease) in accumulated other comprehensive loss	(1,601)	4,519
Accumulated other comprehensive (income) loss at end of year	$13,865	$15,466

Schedule Of Net Periodic Benefit Cost Not Yet Recognized Table Text Block
(In thousands)	2017
Net prior service credit	$(3,800)
Net actuarial loss	$570

Schedule Of Accumulated Benefit Obligations In Excess Of Fair Value Of Plan Assets Table Text Block
(In thousands)	2016	2015
Projected benefit obligation	$162,365	$165,999
Accumulated benefit obligation	162,365	165,999
Fair value of plan assets	-	-

Schedule Of Expected Benefit Payments Table Text Block
(In thousands)
2017	$6,365
2018	6,651
2019	6,924
2020	7,167
2021	7,424
2022 - 2026	40,683

Schedule of Net Funded Status
(In thousands)	2016	2015
Benefit obligation at end of year	$(162,365)	$(165,999)
Fair value of plan assets at end of year	-	-
Funded status at year end	(162,365)	(165,999)

Schedule Of Net Benefit Costs Table Text Block
(In thousands)	2016	2015	2014
Service cost	$1,156	$1,470	$1,457
Interest cost	6,021	6,356	6,846
Amortization of prior service credit	(3,800)	(3,800)	(3,800)
Recognized net actuarial loss (gain)	1,099	996	-
Net periodic benefit cost	$4,476	$5,022	$4,503